Summary of Significant Accounting Policies - Summary of Earnings Per Share Basic and Diluted (Detail) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income (loss)	$ (132,909)	$ 422,450	$ 148,092	$ 857,708	$ 2,093,294	$ 1,618,630	$ 437,633	$ 4,569,632	$ 4,626,782	$ 2,057,255
Remeasurement of Class A redeemable shares to redemption value	(610,118)			(1,380,072)			(2,399,140)	(5,804,241)	(6,695,220)	(32,883,377)
Net loss including remeasurement of temporary equity to redemption value	$ (743,027)			$ (522,364)			$ (1,961,507)	$ (1,234,609)	$ (2,068,438)	$ (30,826,122)
Redeemable Class A [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Total number of shares	1,372,687			4,772,187			1,372,687	4,772,187	4,772,187	18,975,000
Net income (loss)	$ (278,639)			$ (306,030)			$ (889,701)	$ (875,826)	$ (1,293,986)	$ (24,658,782)
Deemed dividend for remeasurement of temporary equity to redemption value	610,118			1,380,072			2,399,140	5,804,241	6,695,220	32,883,337
Total net income (loss) allocated by class	$ 331,479			$ 1,074,042			$ 1,509,439	$ 4,928,415	$ 5,401,234	$ 8,224,595
Weighted average shares outstanding	3,220,241			8,786,025			4,251,096	15,541,353	12,826,933	18,091,233
Weighted average shares outstanding	3,220,241			8,786,025			4,251,096	15,541,353	12,826,933	18,091,233
Basic net income (loss) per share	$ 0.1			$ 0.12			$ 0.36	$ 0.32	$ 0.42	$ 0.45
diluted net income (loss) per share	$ 0.1			$ 0.12			$ 0.36	$ 0.32	$ 0.42	$ 0.45
Class A Non Redeemable [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Total number of shares	4,743,749			4,743,749			4,743,749	4,743,749	4,743,749	0
Net income (loss)	$ (464,388)			$ (201,572)			$ (1,071,806)	$ (201,572)	$ (617,240)	$ 0
Deemed dividend for remeasurement of temporary equity to redemption value	0			0			0	0	0	0
Total net income (loss) allocated by class	$ (464,388)			$ (201,572)			$ (1,071,806)	$ (201,572)	$ (617,240)	$ 0
Weighted average shares outstanding	4,743,749			4,073,437			4,743,749	1,372,733	2,222,414	0
Weighted average shares outstanding	4,743,749			4,073,437			4,743,749	1,372,733	2,222,414	0
Basic net income (loss) per share	$ (0.1)			$ (0.05)			$ (0.23)	$ (0.15)	$ (0.28)	$ 0
diluted net income (loss) per share	$ (0.1)			$ (0.05)			$ (0.23)	$ (0.15)	$ (0.28)	$ 0
Class B Non Redeemable [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Total number of shares	1			1			1	1	1	4,743,750
Net income (loss)	$ 0			$ (14,762)			$ 0	$ (157,211)	$ (157,212)	$ (6,167,340)
Deemed dividend for remeasurement of temporary equity to redemption value	0			0			0	0	0
Total net income (loss) allocated by class	$ 0			$ (14,762)			$ 0	$ (157,211)	$ (157,212)	$ (6,167,340)
Weighted average shares outstanding	1			670,313			1	3,371,017	2,521,336	4,743,750
Weighted average shares outstanding	1			670,313			1	3,371,017	2,521,336	4,743,750
Basic net income (loss) per share	$ (0.1)			$ (0.02)			$ (0.23)	$ (0.05)	$ (0.06)	$ (1.3)
diluted net income (loss) per share	$ (0.1)			$ (0.02)			$ (0.23)	$ (0.05)	$ (0.06)	$ (1.3)